Financial Instruments - Summary of Interest-Bearing Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Carrying amount	₺ (21,586,422)	₺ (20,305,727)
USD | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	3.20%	4.40%
Carrying amount	₺ (2,644,049)	₺ (4,478,457)
EUR | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Effective Interest Rate	2.20%	2.20%
Carrying amount	₺ (5,660,654)	₺ (5,638,726)